CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Trade accounts and notes receivable, allowance for doubtful accounts, current	¥ 83,969	¥ 40,849
Model AA Class Shares, no par value
Model AA Class Shares, authorized	150,000,000	0
Model AA Class Shares, issued	47,100,000	0
Common stock, no par value
Common stock, authorized	10,000,000,000	10,000,000,000
Common stock, issued	3,337,997,492	3,417,997,492
Treasury stock, shares	300,321,622	271,183,861
Total number of authorized shares for common stock and Model AA Class Shares	10,000,000,000	10,000,000,000